UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Palumbo
Title:    Chief Operating Officer
Phone:    (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT              February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $3,652,772
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name
28-11725                                     SCP Ocean Master Fund, LP
28-11269                                     SCP Ocean Fund, LP
28-11268                                     SCP Atlantic Fund, LP
28-11723                                     SCP Atlantic Master Fund, LP
28-11732                                     SCP Sakonnet Fund, Ltd.
21-85656                                     SCP Sakonnet Fund, LP

                        FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                       VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT     PRN CALL  DISCRETION  MGRS  SOLE       SHARED NONE
--------------                  --------         -----      --------  -------     --- ----  ----------  ----  ----       ------ ----
AETNA INC NEW                   COM              00817Y108  123,843    2,145,202  SH        SOLE        NONE   2,145,202
AMDOCS LTD                      ORD              G02602103  108,531    3,148,574  SH        SOLE        NONE   3,148,574
CME GROUP INC                   COM              12572Q105  106,471      155,206  SH        SOLE        NONE     155,206
COGENT COMM GROUP INC           COM NEW          19239V302   75,676    3,191,713  SH        SOLE        NONE   3,191,713
E M C CORP MASS                 COM              268648102  226,902   12,245,109  SH        SOLE        NONE  12,245,109
FIDELITY NATL INFORMATION SV    COM              31620M106   53,957    1,297,352  SH        SOLE        NONE   1,297,352
FREEPORT-MCMORAN COPPER & GO    COM              35671D857   34,317      335,000      PUT   SOLE        NONE     335,000
GOOGLE INC                      CL A             38259P508   72,536      104,900  SH        SOLE        NONE     104,900
LIBERTY GLOBAL INC              COM SER C        530555309   89,920    2,457,503  SH        SOLE        NONE   2,457,503
LIBERTY GLOBAL INC              COM SER A        530555101  231,728    5,912,942  SH        SOLE        NONE   5,912,942
MASTERCARD INC                  CL A             57636Q104  311,710    1,448,468  SH        SOLE        NONE   1,448,468
MENS WEARHOUSE INC              COM              587118100    7,584      281,099  SH        SOLE        NONE     281,099
MERCK & CO INC                  COM              589331107   59,887    1,030,578  SH        SOLE        NONE   1,030,578
MERRILL LYNCH & CO INC          COM              590188108   66,428    1,237,481  SH        SOLE        NONE   1,237,481
MOODYS CORP                     COM              615369105   25,396      711,362  SH        SOLE        NONE     711,362
NEWS CORP                       CL B             65248E203   30,141    1,418,393  SH        SOLE        NONE   1,418,393
NEWS CORP                       CL A             65248E104  286,609   13,987,767  SH        SOLE        NONE  13,987,767
NII HLDGS INC                   CL B NEW         62913F201  222,193    4,598,360  SH        SOLE        NONE   4,598,360
QUALCOMM INC                    COM              747525103    2,636       67,000      CALL  SOLE        NONE      67,000
QUALCOMM INC                    COM              747525103  360,898    9,171,492  SH        SOLE        NONE   9,171,492
RESEARCH IN MOTION LTD          COM              760975102  169,583    1,495,445  SH        SOLE        NONE   1,495,445
SBA COMMUNICATIONS CORP         COM              78388J106  145,025    4,285,617  SH        SOLE        NONE   4,285,617
SIRIUS SATELLITE RADIO INC      NOTE 3.250%10/1  82966UAD5   32,719   34,000,000  PRN       SOLE        NONE  34,000,000
SIRIUS SATELLITE RADIO INC      NOTE  2.500% 2/1 82966UAC7   46,206   44,130,000  PRN       SOLE        NONE  44,130,000
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209  293,134    6,306,678  SH        SOLE        NONE   6,306,678
TIM PARTICIPACOES S A           SPONS ADR PFD    88706P106   72,066    2,061,976  SH        SOLE        NONE   2,061,976
UNITED THERAPEUTICS CORP DEL    COM              91307C102  181,236    1,855,974  SH        SOLE        NONE   1,855,974
WATERS CORP                     COM              941848103   71,956      910,029  SH        SOLE        NONE     910,029
WYETH                           COM              983024100   92,717    2,098,145  SH        SOLE        NONE   2,098,145
XM SATELLITE RADIO HLDGS INC    CL A             983759101   19,733    1,612,200  SH        SOLE        NONE   1,612,200
ZIMMER HLDGS INC                COM              98956P102   31,034      469,152  SH        SOLE        NONE     469,152




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